Components of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred tax assets, current portion:
Accrued expenses	$ 1,236	7,480	1,861
Excessive advertising expenses	153	924
Government grant, current portion	64	386
Less: Valuation allowance	(1,271)	(7,690)	(1,599)
Deferred tax assets, current portion, net	182	1,100	262
Deferred tax assets, non-current portion:
Intangible assets and property and equipment	589	3,569	473
Government grants, non-current portion	89	538	323
Net operating loss carryforwards	2,353	14,242	2,827
Less: Valuation allowance	(2,583)	(15,635)	(3,494)
Deferred tax assets, non-current portion, net	448	2,714	129
Deferred tax liabilities, non-current portion:
Intangible assets	1,287	7,793	7,844
Deferred tax liabilities, non-current portion, net	$ 1,287	7,793	7,844